SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid expenses	$ 6,959	$ 6,677
Rental and other deposits	264,711	139,038
Accounts receivable collected by other third parties	2,848,770	1,885,077
Others	8,348	10,320
Total prepaid expenses and other current assets	$ 3,128,788	$ 2,041,112